Consolidated Balance Sheets (Parentheticals) - $ / shares shares in Thousands	Dec. 31, 2025	Dec. 31, 2024
Statement of Financial Position [Abstract]
Ordinary shares, par value (in Dollars per share)	$ 0.00001	$ 0.00001
Ordinary shares, shares authorized (in Shares)	5,000,000	5,000,000
Ordinary shares, shares issued (in Shares)	76,028	73,361
Ordinary shares, shares outstanding (in Shares)	76,028	73,361
Treasury shares (in Shares)	1,794	1,794